Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Impairment	The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:
Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

Schedule of Revenue Disaggregated by Timing of Revenue Recognition

Revenue disaggregated by timing of revenue recognition for the years ended November 30, 2024, 2023 and 2022 is disclosed in the table below:

	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Over time
Financial PR services	13,248,243	15,427,899	10,432,198	1,340,813
Project-based Financial PR services	1,083,333	2,607,555	7,490,660	962,748
Point in time
One-off Financial PR services	—	2,503,764	2,363,732	303,802
Total Revenue	14,331,576	20,539,218	20,286,590	2,607,363

Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at November 30 are as follows:

	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Amounts expected to be recognized as revenue:
Within one year	3,300,000	3,300,000	—	—
After one year	6,875,000	3,575,000	—	—
Total	10,175,000	6,875,000	—	—

Schedule of Total Operating Revenue

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended November 30,
	2022		2023		2024
	HK$	%	HK$	%	HK$	US$	%
Customer A	3,300,000	23	3,300,000	16	—	—	—
Total	3,300,000	23	3,300,000	16	—	—	—

Details of the customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of November 30,		As of November 30,		As of November 30,
	2023	2023	2024	2024	2024	2024
	HK$		HK$		US$
Customer A	2,900,000	38%	3,725,000	44%	478,761	44%
Total	2,900,000	38%	3,725,000	44%	478,761	44%